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                                                              File No. 811-10395
                                                                       333-62166

      As filed with the Securities and Exchange Commission on March 14, 2011

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]

                      Pre-Effective Amendment No. __               [_]

                      Post-Effective Amendment No. 16              [X]

                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                               ACT OF 1940                         [X]

                                Amendment No. 17                   [X]
                        (Check appropriate box or boxes)

                         PIONEER SERIES TRUST VII
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

            Terrence J. Cullen, Pioneer Investment Management, Inc.
                  60 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

     [X] immediately upon filing pursuant to paragraph (b)

     [_] on [date] pursuant to paragraph (b)

     [_] 60 days after filing pursuant to paragraph (a)(1)

     [_] on [date] pursuant to paragraph (a)(1)

     [_] 75 days after filing pursuant to paragraph (a)(2)

     [_] on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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This filing relates solely to the following Funds, each a series of the
Registrant:

Pioneer Global Aggregate Bond Fund -- Class A, Class C and Class Y

Pioneer Global High Yield Fund -- Class A, Class B, Class C, Class Y and Class Z

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 14th day of March, 2011.

                                            PIONEER SERIES TRUST VII


                                       By: /s/ Daniel K. Kingsbury
                                           ------------------------------------
                                           Daniel K. Kingsbury
                                           Executive Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on March 14, 2011:

Signature                             Title
---------                             -----

John F. Cogan, Jr.*                   Chairman of the Board,
John F. Cogan, Jr.                    President (Principal
                                      Executive Officer) and Trustee


Mark E. Bradley*                      Treasurer (Principal
Mark E. Bradley                       Financial and Accounting Officer)


David R. Bock*                        Trustee
David R. Bock


Mary K. Bush*                         Trustee
Mary K. Bush


Benjamin M. Friedman*                 Trustee
Benjamin M. Friedman


/s/ Daniel K. Kingsbury               Executive Vice President
---------------------------------     and Trustee
Daniel K. Kingsbury


Margaret B. W. Graham*                Trustee
Margaret B. W. Graham


Thomas J. Perna*                      Trustee
Thomas J. Perna


Marguerite A. Piret*                  Trustee
Marguerite A. Piret


Stephen K. West*                      Trustee
Stephen K. West


*By: /s/ Daniel K. Kingsbury          Dated: March 14, 2011
     -----------------------------
     Daniel K. Kingsbury
     Attorney-in-Fact

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                                  EXHIBIT INDEX

Exhibit No.    Description
-----------    -----------

EX-101.INS     XBRL Instance Document
EX-101.SCH     XBRL Taxonomy Extension Schema Document
EX-101.CAL     XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF     XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB     XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE     XBRL Taxonomy Extension  Presentation Linkbase